Consolidated Statement of Changes in Shareowners' Equity $ in Millions	USD ($)
Statement Of Stockholders Equity [Abstract]
Noncontrolling interests	$ 5,444
GE shareowners' equity opening balance at Dec. 31, 2012	123,026
Statement Of Stockholders Equity [Abstract]
Net earnings (loss) attributable to the Company	13,057
Dividends and other transactions with shareowners	(8,060)
Redemption value adjustment	(1)
Other comprehensive income (loss) attributable to GE	11,109
Net sales (purchases) of shares for treasury(a)	(7,989)	[1]
Changes in other capital	(576)
Equity ending balance at Dec. 31, 2013	130,566
Statement Of Stockholders Equity [Abstract]
Noncontrolling interests	6,217
Total equity balance	136,783
Net earnings (loss) attributable to the Company	15,233
Dividends and other transactions with shareowners	(8,948)
Redemption value adjustment	(2)
Other comprehensive income (loss) attributable to GE	(9,053)
Net sales (purchases) of shares for treasury(a)	(32)	[1]
Changes in other capital	396
Equity ending balance at Dec. 31, 2014	128,159
Statement Of Stockholders Equity [Abstract]
Noncontrolling interests	8,674	[2]
Total equity balance	136,833
Net earnings (loss) attributable to the Company	(6,126)
Dividends and other transactions with shareowners	(9,155)
Redemption value adjustment	(25)
Other comprehensive income (loss) attributable to GE	1,644
Net sales (purchases) of shares for treasury(a)	(20,946)	[1]
Changes in other capital	4,724
Equity ending balance at Dec. 31, 2015	98,274
Statement Of Stockholders Equity [Abstract]
Noncontrolling interests	1,864	[2]
Total equity balance	$ 100,138

[1]	2015 included $ (20,383) million related to the split-off of Synchrony Financial from GE, where GE shares were exchanged for shares of Synchrony Financial.
[2]	(c) Included AOCI attributable to noncontrolling interests of $ (264) million and $ (194) milli on at December 31, 2015 and 2014 , respectively.